Income per Share	9 Months Ended
Sep. 30, 2022
Net loss per common share
Income per Share

10. Income per Share

Potentially dilutive securities include convertible loan payable, warrants, broker options, stock options, and unvested restricted share units (“RSU”). Diluted income per share reflects the assumed exercise or conversion of all dilutive securities using the treasury stock method.

	Three Months ended September 30, 2022	Three Months ended September 30, 2021	Nine Months ended September 30, 2022	Nine Months ended September 30, 2021
Net income (loss) and comprehensive income (loss) for the period	4,315,403	3,960,630	13,860,884	9,843,495

Basic income (loss) per share Weighted average number of common shares - basic	219,466,235	164,179,999	198,364,188	160,690,371
Net income (loss) per share – basic	0.02	0.02	0.07	0.06
Net income (loss) and comprehensive income (loss) for the period	4,315,403	3,960,630	13,860,884	9,843,495
Dilutive effect of convertible debentures	(502,389)	-	(1,945,686)	-
Dilutive effect of warrants on net income	-	-	-	-
Diluted net income (loss) and comprehensive income (loss) for the period	3,813,014	3,960,630	11,915,198	9,843,495
Diluted income (loss) per share	219,466,234	164,179,999	198,364,188	160,690,371
Weighted average number of common shares - basic
Diluted effect:
Warrants, broker options, and stock options, convertible debentures, and RSUs	98,738,276	150,000	52,317,205	150,000
Weighted average number of common shares - fully diluted	318,204,510	164,329,999	250,681,393	160,840,371
Net income (loss) per share - fully diluted	0.01	0.02	0.05	0.06

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)